Investor A C and Institutional [Member] Average Annual Total Returns - Investor A, C and Institutional	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 3000® Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	23.81%	13.86%	12.55%
Russell 2000® Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	11.54%	7.40%	7.82%
Investor A Shares
Prospectus [Line Items]
Average Annual Return, Percent	5.71%	6.03%	7.91%
Investor A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	5.59%	4.92%	6.88%
Investor A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.49%	4.40%	6.04%
Investor C Shares
Prospectus [Line Items]
Average Annual Return, Percent	9.75%	6.37%	7.84%
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent	11.86%	7.44%	8.76%